Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2008-1

MONTHLY SERVICER CERTIFICATE

For the collection period ended 1-28-2012	PAGE 1

A. DATES

		Begin	End	# days
1	Determination Date		2/16/2012
2	Payment Date		2/21/2012
3	Collection Period	1/1/2012	1/28/2012	28
4	Monthly Interest Period- Actual/360	1/20/2012	2/20/2012	32
5	Monthly Interest- 30/360			30

B. SUMMARY
		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	245,000,000.00	—	—	—	—
7	Class A-2-A Notes	305,000,000.00	—	—	—	—
8	Class A-3-A Notes	255,000,000.00	—	—	—	—
9	Class A-4-B Notes	214,450,000.00	82,960,610.64	8,583,554.38	74,377,056.26	0.3468270

10	Total Securities	$1,019,450,000.00	$82,960,610.64	$8,583,554.38	$74,377,056.26

			—
11	Overcollateralization	23,481,371.55	23,481,371.55		23,481,371.55

12	Adjusted Pool Balance	1,042,931,371.55	106,441,982.19	8,583,554.38	97,858,427.81

13	YSOC	$62,585,327.65	$4,611,331.79		$4,149,955.86

14	Net Pool Balance	$1,105,516,699.20	$111,053,313.98	$8,583,554.38	$102,008,383.67

		Coupon Rate	Principal & Interest Payment Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount

15	Class A-1 Notes	2.8400%	—	—	—	—
16	Class A-2-A Notes	3.7100%	—	—	—	—
17	Class A-3-A Notes	4.5000%	—	—	—	—
18	Class A-4-B Notes	1.9809%	146,077.04	0.6811706	8,729,631.42	40.7070712

	Total Securities		146,077.04		8,729,631.42

C. COLLECTIONS AND AVAILABLE FUNDS

19	Scheduled Principal Payments Received	5,900,498.88
20	Scheduled Interest Payments Received	531,788.03
21	Prepayments of Principal Received	63,698.77
22	Liquidation Proceeds	2,791,179.75
23	Recoveries Received	197,436.33
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections	9,484,601.76

26	Repurchased Receivables	—
27	Net Swap Receipt Class A-4 Notes	—
28	Swap Replacements Proceeds
29	Reserve Account Excess Amount (Item 93)	6,680.56

30	Total Available Funds, prior to Servicer Advances	9,491,282.32

31	Servicer Advance (Item 76)	—

32	Total Available Funds + Servicer Advance	9,491,282.32

33	Reserve Account Draw Amount (Item 79)	—

34	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	9,491,282.32

D. DISTRIBUTIONS

	Distribution Summary:
35	Prior Advance Reimbursement (Item 82)	—
36	Servicing Fees (Item 46)	92,544.43
37	Net Swap Payment Class A-4 Notes	212,312.79
38	Senior Swap Termination Payment (paid pro rata with Class A Noteholder Interest payment)	—
39	Class A Noteholder Interest (Item 55 - paid pro rata with Senior Swap Termination Payment)	146,077.04
40	Principal Distribution Amount (Item 80)	8,583,554.38
41	Amount Paid to Reserve Account to Reach Specified Balance	—
42	Subordinated Swap Termination Payments	—
43	Other Amounts Paid to Trustees	—
44	Certificateholders Principal Distribution Amount	—

45	Remaining Funds to Seller	456,793.67

*	VCI, as Servicer, has elected to exercise its option under Section 8.1 of the Sale and Servicing Agreement to purchase the Trust Estate immediately after the monthly payment of principal and interest on February 21, 2012 (the “Redemption Date”) and has deposited $74,377,056.26 into the collection account to redeem the balance of the Class A-4 Notes. Therefore, pursuant to Section 10.1 of the Indenture, the Notes will be redeemed on the Redemption Date.

		Due	Shortfall	Paid
Distribution Detail:
46	Servicing Fees	92,544.43	—	92,544.43

Pro rata:
47	Class A-1 Interest	—	—	—
48	Class A-2 Interest	—	—	—
49	Class A-3 Interest	—	—	—
50	Class A-4 Interest	146,077.04	—	146,077.04
51	Class A-1 Interest Carryover Shortfall	—	—	—
52	Class A-2 Interest Carryover Shortfall	—	—	—
53	Class A-3 Interest Carryover Shortfall	—	—	—
54	Class A-4 Interest Carryover Shortfall	—	—	—

55	Class A Noteholder Interest	146,077.04	—	146,077.04

E. CALCULATIONS

	Calculation of Principal Distribution Amount:
56	Beginning Adjusted Pool Balance		106,441,982.19
57	Beginning Net Pool Balance	111,053,313.98
58	Receipts of Scheduled Principal	(5,900,498.88)
59	Receipts of Prepaid Principal	(63,698.77)
60	Liquidation Proceeds	(2,791,179.75)
61	Other Collections of Principal	—
62	Principal Amount of Repurchases	—
63	Principal Amount of Defaulted Receivables	(289,552.91)

64	Ending Net Pool Balance	102,008,383.67
65	Yield Supplement Overcollateralization Amount	4,149,955.86

66	Adjusted Pool Balance	97,858,427.81
67	Less: Adjusted Pool Balance- End of Collection Period		97,858,427.81

68	Calculated Principal Distribution Amount		8,583,554.38

	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 30)		9,491,282.32
70	Less: Prior Advance Reimbursement (Item 35)		—
71	Less: Servicing Fees Paid (Item 36)		92,544.43
72	Less: Interest Paid to Noteholders and Swap Counterparties (Items 37, 38 and 39)		358,389.84
73	Less: Calculated Principal Distribution (Item 68)		8,583,554.38

74	Equals: Remaining Available Funds before Servicer Advance		456,793.67
75	Monthly Loan Payments Due on Included Units but not received (N/A if Item 74 > 0)		N/A

76	Servicer Advance (If Item 74 < 0, lesser of Item 74 and Item 75, else 0)		—

	Calculation of Reserve Account Draw Amount:
77	Remaining Available Funds, before Reserve Account Draw (Item 74 plus Item 76)		456,793.67
78	Available Funds Shortfall Amount (If Item 77 < 0, Item 77, else 0)		—

79	Reserve Account Draw Amount (If Item 78 is > 0, Lesser of Reserve Acct Balance and Item 78)		—

80	Principal Distribution Amount (Item 68 - Available Funds Shortfall + Reserve Account Draw Amt)		8,583,554.38

	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance		—
82	Less: Prior Advance Reimbursement		—
83	Plus: Additional Servicer Advances for Current Period		—

84	Ending Balance of Servicer Advance		—

F. RESERVE ACCOUNT

	Reserve Account Balances:
85	Specified Reserve Account Balance (Amended 3-16-09)		55,214,656.86
86	Original Specified Reserve		5,214,656.86
87	Initial Reserve Account Balance		1,042,931.37

88	Beginning Reserve Account Balance		55,214,656.86
89	Plus: Net Investment Income for the Collection Period		6,680.56

90	Subtotal: Reserve Fund Available for Distribution		55,221,337.42
91	Plus: Deposit of Excess Available Funds (Item 41)		—
92	Plus: Deposit of Voluntary Capital Contribution		—
93	Less: Reserve Account Draw Amount (Item 79)		—

94	Subtotal Reserve Account Balance		55,221,337.42
95	Less: Reserve Account Excess Amount to Available Funds (If Item 92 > Item 85)		6,680.56

96	Equals: Ending Reserve Account Balance		55,214,656.86

97	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

G. POOL STATISTICS

		Initial	Current
	Collateral Pool Balance Data:
98	Net Pool Balance	1,105,516,699.20	102,008,383.67
99	Number of Current Contracts	69,699	17,323
100	Weighted Average Loan Rate	5.54%	6.06%
101	Average Remaining Term	55.0	18.6
102	Average Original Term	60.3	67.4
103	Monthly Prepayment Rate		1.20%

		Units	Outstanding Principal Balance
	Net Credit Loss and Repossession Activity:
104	Aggregate Outstanding Principal Balance of Charged Off Receivables	29	289,552.91
105	Liquidation Proceeds on Related Vehicles		—
106	Recoveries Received on Receivables Previously Charged Off		197,436.33

107	Net Principal Losses for Current Collection Period	29	92,116.58

108	Beginning Net Principal Losses	2,899	26,445,241.29
109	Net Principal Losses for Current Collection Period	29	92,116.58

110	Cumulative Net Principal Losses	2,928	26,537,357.87

111	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,105,516,699.20)		2.40%

		Percentage	Units	Outstanding Principal Balance
	Delinquencies Aging Profile — End of Period:
112	Current	96.40%	16,839	98,339,903.23
113	31 - 60 Days Delinquent	3.11%	415	3,170,666.11
114	61 - 90 Days Delinquent	0.49%	69	497,814.33

115	Total	100.00%	17,323	102,008,383.67

Summary of Swap Payments and Receipts
Receipts:
116	Net Swap Receipt Class A-4 Notes	—
117	Swap Replacements Proceeds	—

118	Total Receipts	—

Payments:
119	Net Swap Payment Class A-4 Notes	212,312.79

120	Senior Swap Termination Payment	—
121	Subordinated Swap Termination Payments	—

122	Swap Termination Payment	—

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month